Other Current Liabilities (Details) - Schedule of other current liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Current Liabilities Abstract
Deferred revenues	$ 884	$ 1,376
Provision for royalties to IIA	62	60
Payroll and social benefits	991	830
Vacation and recuperation provision	410	221
Accrued expenses and others	568	368
Total other current liabilities	$ 2,915	$ 2,855